Consolidated statements of financial position - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 1,062,431	$ 711,528
Short-term investments	0	391,025
Accounts receivable	328,044	402,350
Current tax assets	3,667	6,996
Inventories	320,770	467,795
Supplies and prepaid expenses	85,502	89,206
Current portion of long-term receivables, investments and other	6,564	13,826
Total current assets	1,806,978	2,082,726
Property, plant and equipment	3,720,672	3,881,926
Intangible assets	60,410	65,602
Long-term receivables, investments and other	630,131	751,868
Investment in equity-accounted investee	252,681	230,502
Deferred tax assets	956,376	1,006,012
Total non-current assets	5,620,270	5,935,910
Total assets	7,427,248	8,018,636
Current liabilities
Accounts payable and accrued liabilities	181,799	224,754
Current tax liabilities	6,290	19,633
Current portion of long-term debt	0	499,599
Current portion of other liabilities	33,073	79,573
Current portion of provisions	56,248	52,316
Total current liabilities	277,410	875,875
Long-term debt	996,718	996,072
Other liabilities	153,927	142,061
Provisions	1,004,230	1,011,036
Deferred tax liabilities	0	0
Total non-current liabilities	2,154,875	2,149,169
Shareholders' equity
Share capital	1,862,749	1,862,652
Contributed surplus	234,681	234,982
Retained earnings	2,825,596	2,791,321
Other components of equity	71,699	104,327
Total shareholders' equity attributable to equity holders	4,994,725	4,993,282
Non-controlling interest	238	310
Total shareholders' equity	4,994,963	4,993,592
Total liabilities and shareholders' equity	$ 7,427,248	$ 8,018,636